Derivatives (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	R$ (5,212)	R$ 360
Adjustment to fair value (in results / stockholders' equity)	12,238	2,416
Fair value	7,026	2,776
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	58,080	35,601
Adjustment to fair value (in results / stockholders' equity)	34,359	19,650
Fair value	92,439	55,251
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,479	2,136
Balance sheet account receivable / (received) (payable) paid	(75)	(8)
Adjustment to fair value (in results / stockholders' equity)	(350)	(145)
Fair value	(425)	(153)
Liability Position [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(63,292)	(35,241)
Adjustment to fair value (in results / stockholders' equity)	(22,121)	(17,234)
Fair value	(85,413)	(52,475)
Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	322,323	267,803
Purchase Commitments Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	11,490	6,721
Purchase Commitments Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,266	774
Purchase Commitments Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	275,950	236,105
Purchase Commitments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	33,617	24,203
Commitments To Sell [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	546,660	576,202
Commitments To Sell Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	14,438	6,580
Commitments To Sell Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,878	4,982
Commitments To Sell Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	490,906	547,150
Commitments To Sell Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	34,438	17,490
Sales Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,110	2,869
Balance sheet account receivable / (received) (payable) paid	1,366	671
Adjustment to fair value (in results / stockholders' equity)	1	3
Fair value	1,367	674
Sales Deliverable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,835	620
Balance sheet account receivable / (received) (payable) paid	(1,147)	(472)
Adjustment to fair value (in results / stockholders' equity)	2	1
Fair value	(1,145)	(471)
Credit Derivatives Asset Position Interest [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,696	5,194
Balance sheet account receivable / (received) (payable) paid	201	188
Adjustment to fair value (in results / stockholders' equity)	188	(33)
Fair value	389	155
Non Deliverable Forward Liability Position Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	143	196
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	6	4
Fair value	6	4
Credit Derivatives Asset Position Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	7,673	34
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	843	466
Fair value	843	466
Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,137	855
Balance sheet account receivable / (received) (payable) paid	(1)
Adjustment to fair value (in results / stockholders' equity)	25	17
Fair value	24	17
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	868,983	844,005
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	206,406	205,457
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,844,414	2,396,474
Balance sheet account receivable / (received) (payable) paid	(7,451)	230
Adjustment to fair value (in results / stockholders' equity)	11,485	1,986
Fair value	4,034	2,216
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,681,181	1,271,339
Swap contract [member] | Liability Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,844,414	2,396,474
Balance sheet account receivable / (received) (payable) paid	(32,136)	(19,660)
Adjustment to fair value (in results / stockholders' equity)	(19,258)	(16,081)
Fair value	(51,394)	(35,741)
Swap contract [member] | Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,844,414	2,396,474
Balance sheet account receivable / (received) (payable) paid	24,685	19,890
Adjustment to fair value (in results / stockholders' equity)	30,743	18,067
Fair value	55,428	37,957
Swap contract [member] | Asset Position Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	24,730	369
Balance sheet account receivable / (received) (payable) paid	128	7
Adjustment to fair value (in results / stockholders' equity)	(45)	6
Fair value	83	13
Swap contract [member] | Asset Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	147	708
Balance sheet account receivable / (received) (payable) paid	1	19
Adjustment to fair value (in results / stockholders' equity)	4	1
Fair value	5	20
Swap contract [member] | Asset Position Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,613,244	2,213,528
Balance sheet account receivable / (received) (payable) paid	15,244	17,807
Adjustment to fair value (in results / stockholders' equity)	27,868	15,079
Fair value	43,112	32,886
Swap contract [member] | Asset Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	206,293	181,869
Balance sheet account receivable / (received) (payable) paid	9,312	2,057
Adjustment to fair value (in results / stockholders' equity)	2,916	2,981
Fair value	12,228	5,038
Swap contract [member] | Liability Position Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	30,542	3,416
Balance sheet account receivable / (received) (payable) paid	(1,484)	(612)
Adjustment to fair value (in results / stockholders' equity)	985	405
Fair value	(499)	(207)
Swap contract [member] | Liability Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	757	2,088
Balance sheet account receivable / (received) (payable) paid		(37)
Adjustment to fair value (in results / stockholders' equity)	(4)	4
Fair value	(4)	(33)
Swap contract [member] | Liability Position Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,586,466	2,175,623
Balance sheet account receivable / (received) (payable) paid	(18,387)	(17,168)
Adjustment to fair value (in results / stockholders' equity)	(18,067)	(13,225)
Fair value	(36,454)	(30,393)
Swap contract [member] | Liability Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	226,649	215,347
Balance sheet account receivable / (received) (payable) paid	(12,265)	(1,843)
Adjustment to fair value (in results / stockholders' equity)	(2,172)	(3,265)
Fair value	(14,437)	(5,108)
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,325,428	1,648,851
Balance sheet account receivable / (received) (payable) paid	871	(1,005)
Adjustment to fair value (in results / stockholders' equity)	(289)	(249)
Fair value	582	(1,254)
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	52,029	32,413
Option contract [member] | Purchase Commitments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	415,232	226,918
Balance sheet account receivable / (received) (payable) paid	15,680	4,313
Adjustment to fair value (in results / stockholders' equity)	2,908	688
Fair value	18,588	5,001
Option contract [member] | Purchase Commitments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	423,455	212,969
Balance sheet account receivable / (received) (payable) paid	(15,629)	(4,679)
Adjustment to fair value (in results / stockholders' equity)	(3,077)	(447)
Fair value	(18,706)	(5,126)
Option contract [member] | Purchase Commitments Shares [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	57,471	42,955
Balance sheet account receivable / (received) (payable) paid	13,309	3,072
Adjustment to fair value (in results / stockholders' equity)	21	1,529
Fair value	13,330	4,601
Option contract [member] | Purchase Commitments Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	53,380	41,220
Balance sheet account receivable / (received) (payable) paid	(11,592)	(2,905)
Adjustment to fair value (in results / stockholders' equity)	262	(1,048)
Fair value	(11,330)	(3,953)
Option contract [member] | Purchase Commitments Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,761	3,130
Balance sheet account receivable / (received) (payable) paid	252	280
Adjustment to fair value (in results / stockholders' equity)	114	(123)
Fair value	366	157
Option contract [member] | Purchase Commitments Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,822	1,799
Balance sheet account receivable / (received) (payable) paid	(153)	(79)
Adjustment to fair value (in results / stockholders' equity)	(85)	(2)
Fair value	(238)	(81)
Option contract [member] | Purchase Commitments Interest [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	302,455	146,915
Balance sheet account receivable / (received) (payable) paid	725	241
Adjustment to fair value (in results / stockholders' equity)	1,705	(103)
Fair value	2,430	138
Option contract [member] | Purchase Commitments Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	304,499	140,310
Balance sheet account receivable / (received) (payable) paid	(2,191)	(1,001)
Adjustment to fair value (in results / stockholders' equity)	(1,708)	123
Fair value	(3,899)	(878)
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	50,545	33,918
Balance sheet account receivable / (received) (payable) paid	1,394	720
Adjustment to fair value (in results / stockholders' equity)	1,068	(615)
Fair value	2,462	105
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	60,754	29,640
Balance sheet account receivable / (received) (payable) paid	(1,693)	(694)
Adjustment to fair value (in results / stockholders' equity)	(1,546)	480
Option contract [member] | Commitments To Sell [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	745,131	588,977
Balance sheet account receivable / (received) (payable) paid	3,651	3,364
Adjustment to fair value (in results / stockholders' equity)	(1,069)	(647)
Fair value	2,582	2,717
Option contract [member] | Commitments To Sell [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	741,610	619,987
Balance sheet account receivable / (received) (payable) paid	(2,831)	(4,003)
Adjustment to fair value (in results / stockholders' equity)	949	157
Fair value	(1,882)	(3,846)
Option contract [member] | Commitments To Sell Shares [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	66,670	45,623
Balance sheet account receivable / (received) (payable) paid	1,351	2,332
Adjustment to fair value (in results / stockholders' equity)	35	(887)
Fair value	1,386	1,445
Option contract [member] | Commitments To Sell Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(124)	(122)
Adjustment to fair value (in results / stockholders' equity)		(48)
Fair value	(124)	(170)
Option contract [member] | Commitments To Sell Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,762	1,409
Balance sheet account receivable / (received) (payable) paid	59	55
Adjustment to fair value (in results / stockholders' equity)	(4)	5
Fair value	55	60
Option contract [member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,720	2,947
Option contract [member] | Commitments To Sell Interest [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	623,204	521,735
Balance sheet account receivable / (received) (payable) paid	162	306
Adjustment to fair value (in results / stockholders' equity)	(153)	74
Fair value	9	380
Option contract [member] | Commitments To Sell Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	623,629	545,656
Balance sheet account receivable / (received) (payable) paid	(159)	(340)
Adjustment to fair value (in results / stockholders' equity)	134	(51)
Fair value	(25)	(391)
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	53,495	20,210
Balance sheet account receivable / (received) (payable) paid	2,079	671
Adjustment to fair value (in results / stockholders' equity)	(947)	161
Fair value	1,132	832
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	49,220	24,984
Balance sheet account receivable / (received) (payable) paid	(1,418)	(765)
Adjustment to fair value (in results / stockholders' equity)	1,071	(397)
Fair value	(347)	(1,162)
Option contract [member] | Purchase Commitments Interest Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value	(3,239)	(214)
Option contract [member] | Commitment To Sell Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	66,041	46,400
Balance sheet account receivable / (received) (payable) paid	(1,130)	(2,776)
Adjustment to fair value (in results / stockholders' equity)	(256)	653
Fair value	(1,386)	(2,123)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	5,273	6,022
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	17	16
Forward contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	5,273	6,022
Balance sheet account receivable / (received) (payable) paid	287	290
Adjustment to fair value (in results / stockholders' equity)	2	2
Fair value	289	292
Purchases Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	328	2,533
Balance sheet account receivable / (received) (payable) paid	373	2,602
Adjustment to fair value (in results / stockholders' equity)	(1)	(2)
Fair value	372	2,600
Purchases Receivable [Member] | Purchases Receivable Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	37	38
Balance sheet account receivable / (received) (payable) paid	37	38
Adjustment to fair value (in results / stockholders' equity)	(1)	(2)
Fair value	36	36
Purchases Receivable [Member] | Purchases Receivable Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	291	2,495
Balance sheet account receivable / (received) (payable) paid	336	2,564
Adjustment to fair value (in results / stockholders' equity)
Fair value	336	2,564
Purchases Payable [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(305)	(2,511)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(305)	(2,511)
Purchases Payable [Member] | Purchases Payable Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(15)	(16)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(15)	(16)
Purchases Payable [Member] | Purchases Payable Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(290)	(2,495)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(290)	(2,495)
Sales Receivable Interests [Member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	18	16
Balance sheet account receivable / (received) (payable) paid	18	16
Adjustment to fair value (in results / stockholders' equity)		3
Fair value	18	19
Sales Receivable Interests [Member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,806	2,627
Balance sheet account receivable / (received) (payable) paid	1
Adjustment to fair value (in results / stockholders' equity)
Fair value	1
Sales Receivable Interests [Member] | Sales Receivable Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	286	225
Balance sheet account receivable / (received) (payable) paid	281	223
Adjustment to fair value (in results / stockholders' equity)	1
Fair value	282	223
Sales Receivable Interests [Member] | Sales Receivable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		1
Adjustment to fair value (in results / stockholders' equity)
Sales Receivable Interests [Member] | Sales Receivable Interests [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	1,066	432
Fair value	1,066	432
Sales Deliverable [Member] | Sales Deliverable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,066	431
Balance sheet account receivable / (received) (payable) paid	(1,146)	(472)
Adjustment to fair value (in results / stockholders' equity)	4	1
Fair value	(1,142)	(471)
Sales Deliverable [Member] | Sales Deliverable Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,769	189
Balance sheet account receivable / (received) (payable) paid	(1)
Adjustment to fair value (in results / stockholders' equity)	(2)
Fair value	(3)
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	100,812	53,033
Credit Derivatives [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	54,189	40,059
Credit Derivatives [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(210)	(17)
Adjustment to fair value (in results / stockholders' equity)	48	150
Fair value	(162)	133
Credit Derivatives [Member] | Asset Position [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	72,064	38,069
Balance sheet account receivable / (received) (payable) paid	584	(196)
Adjustment to fair value (in results / stockholders' equity)	49	478
Fair value	633	282
Credit Derivatives [Member] | Liability Position Shares [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,963	1,347
Balance sheet account receivable / (received) (payable) paid	(41)	(18)
Adjustment to fair value (in results / stockholders' equity)	(78)	(12)
Fair value	(119)	(30)
Credit Derivatives [Member] | Liability Position Commodities [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		1
Credit Derivatives [Member] | Liability Position Interest [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	25,785	13,616
Balance sheet account receivable / (received) (payable) paid	(753)	197
Adjustment to fair value (in results / stockholders' equity)	77	(316)
Fair value	(676)	(119)
Credit Derivatives [Member] | Credit Derivatives Asset Position Shares [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,976	4,255
Balance sheet account receivable / (received) (payable) paid	94	69
Adjustment to fair value (in results / stockholders' equity)	80	75
Fair value	174	144
Credit Derivatives [Member] | Credit Derivatives Asset Position Commodities [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	26	15
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)
Fair value
Credit Derivatives [Member] | Credit Derivatives Asset Position Interest [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	67,062	33,799
Balance sheet account receivable / (received) (payable) paid	490	(265)
Adjustment to fair value (in results / stockholders' equity)	(31)	403
Fair value	459	138
Credit Derivatives [Member] | Liability Position [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	28,748	14,964
Balance sheet account receivable / (received) (payable) paid	(794)	179
Adjustment to fair value (in results / stockholders' equity)	(1)	(328)
Fair value	(795)	(149)
Credit Derivatives [Member] | Credit Derivatives Asset Position Foreign Currency [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	311,728	138,663
Non Deliverable Forward [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	632,408	316,620
Balance sheet account receivable / (received) (payable) paid	1,166	682
Adjustment to fair value (in results / stockholders' equity)	280	218
Fair value	1,446	900
Non Deliverable Forward [Member] | Asset Position [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	316,826	175,223
Balance sheet account receivable / (received) (payable) paid	11,541	4,769
Adjustment to fair value (in results / stockholders' equity)	666	609
Fair value	12,207	5,378
Non Deliverable Forward [Member] | Liability Position [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	315,582	141,397
Balance sheet account receivable / (received) (payable) paid	(10,375)	(4,087)
Adjustment to fair value (in results / stockholders' equity)	(386)	(391)
Fair value	(10,761)	(4,478)
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Commodities [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,689	2,406
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Commodities [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	284	269
Adjustment to fair value (in results / stockholders' equity)	(32)	(45)
Fair value	252	224
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	314,137	172,817
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	11,257	4,500
Adjustment to fair value (in results / stockholders' equity)	698	654
Fair value	11,955	5,154
Non Deliverable Forward [Member] | Non Deliverable Forward Liability Position Commodities [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,854	2,734
Balance sheet account receivable / (received) (payable) paid	(310)	(134)
Adjustment to fair value (in results / stockholders' equity)	5	(12)
Fair value	(305)	(146)
Non Deliverable Forward [Member] | Credit Derivatives Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(10,065)	(3,953)
Adjustment to fair value (in results / stockholders' equity)	(391)	(379)
Fair value	(10,456)	(4,332)
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	18,128	8,415
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	8,962	6,618
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	18,128	8,415
Balance sheet account receivable / (received) (payable) paid	125	180
Adjustment to fair value (in results / stockholders' equity)	712	309
Fair value	837	489
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	15,649	6,279
Balance sheet account receivable / (received) (payable) paid	200	188
Adjustment to fair value (in results / stockholders' equity)	1,062	454
Fair value	1,262	642
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,970	1,385
Balance sheet account receivable / (received) (payable) paid	(5)	(1)
Adjustment to fair value (in results / stockholders' equity)	(20)	(14)
Fair value	(25)	(15)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	184	209
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	(6)	(4)
Fair value	(6)	(4)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Interest [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	275	382
Balance sheet account receivable / (received) (payable) paid	(36)	(7)
Adjustment to fair value (in results / stockholders' equity)	(86)	(15)
Fair value	(122)	(22)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	50	160
Balance sheet account receivable / (received) (payable) paid	(34)
Adjustment to fair value (in results / stockholders' equity)	(238)	(112)
Fair value	R$ (272)	R$ (112)